Property, Plant and Equipment (Details) - Schedule of straight-line basis for all property, plant and equipment over their estimated useful lives of the assets	12 Months Ended
Dec. 31, 2021
Plant [Member]
Property, Plant and Equipment (Details) - Schedule of straight-line basis for all property, plant and equipment over their estimated useful lives of the assets [Line Items]
Useful life	20 years
Residual value	10.00%
Machinery [Member]
Property, Plant and Equipment (Details) - Schedule of straight-line basis for all property, plant and equipment over their estimated useful lives of the assets [Line Items]
Useful life	5 years
Residual value	10.00%
Office equipment [Member]
Property, Plant and Equipment (Details) - Schedule of straight-line basis for all property, plant and equipment over their estimated useful lives of the assets [Line Items]
Useful life	5 years
Residual value	10.00%
Motor vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of straight-line basis for all property, plant and equipment over their estimated useful lives of the assets [Line Items]
Useful life	5 years
Residual value	10.00%
Furniture and fixtures [Member]
Property, Plant and Equipment (Details) - Schedule of straight-line basis for all property, plant and equipment over their estimated useful lives of the assets [Line Items]
Useful life	5 years
Residual value	10.00%
Leasehold improvements-factories and offices [Member]
Property, Plant and Equipment (Details) - Schedule of straight-line basis for all property, plant and equipment over their estimated useful lives of the assets [Line Items]
Useful life	Shorter of estimated useful life of 5 years or lease term
Residual value	10.00%
Leasehold improvements-shops [Member]
Property, Plant and Equipment (Details) - Schedule of straight-line basis for all property, plant and equipment over their estimated useful lives of the assets [Line Items]
Useful life	Shorter of estimated useful life of 5 years or lease term
Residual value
Distributor shops' furniture and fixtures [Member]
Property, Plant and Equipment (Details) - Schedule of straight-line basis for all property, plant and equipment over their estimated useful lives of the assets [Line Items]
Useful life	1.5 years
Residual value